Organization	1 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization

Note 1. Organization

GCP SG Warehouse 2022-1 (“GCP SG Warehouse” or the “Fund”) was organized in the state of Delaware on December 9, 2022 as a Delaware statutory trust for the purpose of making investments primarily through direct lending to U.S. private companies in the middle market in the form of one stop and other senior secured loans.

On June 8, 2023, the Fund entered into a credit agreement (the “GCP Warehouse Credit Facility”) by and among the Fund, as borrower, Société Générale, as administrative agent, the lenders and the subordinated noteholders party thereto, and Wilmington Trust, National Association as collateral agent, collateral administrator, custodian and collateral custodian. In connection with entering into the GCP Warehouse Credit Facility, the Fund’s trust agreement was amended and restated (the “Amended Trust Agreement”) and the Fund commenced operations.

The Fund is beneficially owned by GCP HS Fund, a Delaware statutory trust, and GCP CLO Holdings Sub LP (“GCP CLO Sub”), an exempted limited partnership registered in the Cayman Islands (together the “Beneficial Owners”).

GC Investment Management LLC (the “Investment Manager”) serves as the investment manager of GCP HS Fund. GC Investment Management LLC is a relying adviser of GC OPAL Advisors LLC, which is a registered investment adviser with the Securities and Exchange Commission.

Note 1. Organization

Golub Capital Private Credit Fund (“GCRED” or the “Company”), is a Delaware statutory trust formed on May 13, 2022. The Company is an externally managed, non-diversified, closed-end management investment company that has elected to be regulated as a business development company (“BDC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). In addition, for U.S. federal income tax purposes, beginning with its tax year ended September 30, 2023, the Company intends to elect to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Company commenced operations on June 30, 2023. The Company’s fiscal year end is September 30.

The Company’s investment objective is to generate current income and capital appreciation by investing primarily in privately originated and privately negotiated investments, predominantly through direct lending to U.S. private companies in the middle-market and upper middle-market in the form of one stop and other senior secured loans. The Company may selectively invest in second lien and subordinated loans (including loans that rank senior only to a borrower’s equity securities and ranks junior to all of such borrower’s other indebtedness in priority of payment) of private companies. The Company may also invest in liquid credit instruments, including secured floating rate syndicated loans, securitized products and corporate bonds, and the Company’s portfolio may, but will not necessarily, initially be comprised of a greater percentage of such instruments than it will as the Company’s investment program matures, though the exact allocation may vary from time to time depending on market conditions and available investment opportunities. The Company’s portfolio may also include equity interests such as preferred equity, debt investments accompanied by equity-related securities (including warrants) and, to a limited extent, common equity investments, which generally would be obtained as part of providing a broader financing solution. The Company has entered into an investment advisory agreement (the “Investment Advisory Agreement”) with GC Advisors, LLC (the “Investment Adviser”), under which the Investment Adviser manages the day-to-day operations of, and provides investment advisory services to, the Company. Under an administration agreement (the “Administration Agreement”) the Company is provided with certain services by an administrator, which is currently Golub Capital LLC (the “Administrator”).

The Company offers on a continuous basis up to $5.0 billion of common shares of beneficial interest pursuant to an offering registered with the Securities and Exchange Commission (the “SEC”). The Company has applied for exemptive relief from the SEC that, if granted, will permit the Company to offer to sell any combination of three classes of common shares, Class S shares, Class D shares and Class I shares, with a dollar value up to the maximum offering amount (the “Public Offering”). There is no assurance, however, that the relief will be granted.

Beginning in April 2023, the Company commenced a separate private offering of Class F shares (the “Private Offering”) to certain accredited investors (the “Private Offering Investors”). On June 14, 2023, the Company completed the Private Offering and entered into subscription agreements with the Private Offering Investors for total commitments of $650.3 million to purchase the Company’s Class F shares. The offer and sale of these Class F Shares was exempt from the registration provisions of the Securities Act of 1933, as amended, pursuant to Section 4(a)(2) and/or Regulation S thereunder. Following the completion of the Private Offering, the Company’s Class F Shares were reclassified as Class I Shares (the “Reclassification”). On June 30, 2023, the Company received the Private Offering subscription proceeds and issued 26,010,927.600 shares of the Company’s Class F common shares (reclassified as Class I shares) at a purchase price of $25.00 per share.

On July 1, 2023, the Company entered into a Share Purchase and Sale Agreement (the “Share Purchase and Sale Agreement”), by and among the Company, GCP HS Fund, GCP CLO Holdings Sub LP (each, a “Seller” and, collectively, “Sellers”), and the Investment Adviser. Pursuant to the Share Purchase and Sale Agreement, the Company acquired all of the assets and liabilities (the “Seed Assets”) of GCP SG Warehouse 2022-1 (the “CLO Vehicle”) through the purchase from the Sellers of 100% of the beneficial interests in, and 100% of the subordinated notes issued by the CLO Vehicle.